Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details)	12 Months Ended
Mar. 31, 2012
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 1	(29,244)
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 2	664,952
Nevada Eagle Resources Llc Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 3	635,708